Accrued Expenses (Summary of Accrued Expenses) (Parenthetical) (Detail) (USD $)	1 Months Ended	3 Months Ended
	Nov. 30, 2011 Employee	Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Number of employees terminated	11
Severance expense		$ 401,000
Severance expense regarding reduction of force		$ 206,000